Unsecured Senior Notes	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Unsecured Senior Notes
Unsecured Senior Notes
The following summarizes the unsecured senior notes outstanding as of December 31, 2013 (dollars in thousands):

	Coupon/ Stated Rate	Effective Rate(1)	Principal Amount	Maturity Date(2)
12 Year Unsecured Senior Notes	5.625%	5.693%	$300,000	April 15, 2015
12 Year Unsecured Senior Notes	5.000%	5.194%	250,000	June 1, 2015
10 Year Unsecured Senior Notes	5.875%	5.967%	700,000	October 15, 2019
10 Year Unsecured Senior Notes	5.625%	5.708%	700,000	November 15, 2020
10 Year Unsecured Senior Notes	4.125%	4.289%	850,000	May 15, 2021
7 Year Unsecured Senior Notes	3.700%	3.853%	850,000	November 15, 2018
11 Year Unsecured Senior Notes	3.850%	3.954%	1,000,000	February 1, 2023
10.5 Year Unsecured Senior Notes	3.125%	3.279%	500,000	September 1, 2023
10.5 Year Unsecured Senior Notes	3.800%	3.916%	700,000	February 1, 2024

Total principal			5,850,000
Net unamortized discount			(14,146)
Total			$5,835,854
 _______________

(1)	Yield on issuance date including the effects of discounts on the notes and the amortization of financing costs.

(2)	No principal amounts are due prior to maturity.

The indenture relating to the unsecured senior notes contains certain financial restrictions and requirements, including (1) a leverage ratio not to exceed 60%, (2) a secured debt leverage ratio not to exceed 50%, (3) an interest coverage ratio of greater than 1.50, and (4) an unencumbered asset value of not less than 150% of unsecured debt. At December 31, 2013, the Company was in compliance with each of these financial restrictions and requirements.

On April 11, 2013, the Company's Operating Partnership completed a public offering of $500.0 million in aggregate principal amount of its 3.125% senior unsecured notes due 2023. The notes were priced at 99.379% of the principal amount to yield an effective rate (including financing fees) of 3.279% to maturity. The notes will mature on September 1, 2023, unless earlier redeemed. The aggregate net proceeds from the offering were approximately $492.5 million after deducting underwriting discounts and transaction expenses.

On June 27, 2013, the Company's Operating Partnership completed a public offering of $700.0 million in aggregate principal amount of its 3.800% senior unsecured notes due 2024. The notes were priced at 99.694% of the principal amount to yield an effective rate (including financing fees) of 3.916% to maturity. The notes will mature on February 1, 2024, unless earlier redeemed. The aggregate net proceeds from the offering were approximately $691.9 million after deducting the underwriting discount and transaction expenses.